Tax - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Tax effect of temporary differences
Net operating loss carry-forwards, after allocation of valuation allowances	SFr 1,678	SFr 1,614
Net deferred tax assets	4,143	SFr 4,464
Bank
Tax effect of temporary differences
Net operating loss carry-forwards, after allocation of valuation allowances	1,655		SFr 1,632
Net deferred tax assets	SFr 4,479		SFr 4,619